CRYPTO CURRENCIES (Details)	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 item
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Number of units	42,653	0
Cost basis of crypto currencies | $	$ 42,604
Fair value of crypto currencies | $	$ 42,545
USDT
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Number of units	42,549
Crypto currencies other than USDT
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Number of units	104